Subsequent Events	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14	SUBSEQUENT EVENTS

Share Repurchase Program

On April 27, 2026, the Group’s Board of Directors (the “Board”) authorized a new share repurchase program under which the Group may repurchase up to $2.5 million of its outstanding Class A ordinary shares until October 26, 2026 (the “Repurchase Program”). The Repurchase Program replaces the Group’s prior share repurchase program, which was authorized on January 10, 2024 and expired on April 9, 2026. In addition, the Board established a ceiling price of $6.00 per share for the share repurchases.